Share Capital (Disclosure of Changes in Share Capital) (Details) $ in Millions		12 Months Ended
		Aug. 31, 2021 CAD ($) shares	Aug. 31, 2020 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		525,004,897
Stock options exercises, shares | shares	[1]	681,980	407,733
Number of shares, ending balance | shares		498,909,326	525,004,897
Beginning balance		$ 4,602
Stock option exercises		18	$ 8
Shares Repurchased		(336)	(140)
Ending balance		$ 4,199	$ 4,602
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		22,372,064	22,372,064
Stock options exercises, shares | shares		0	0
Dividend reinvestment plan, shares | shares			0
Restricted Share Units, shares | shares		0	0
Shares Repurchased, shares | shares		0	0
Number of shares, ending balance | shares		22,372,064	22,372,064
Beginning balance		$ 2	$ 2
Stock option exercises		0	0
Dividend reinvestment plan			0
Restricted Share Units		0	0
Shares Repurchased		0	0
Ending balance		$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		490,632,833	494,389,771
Stock options exercises, shares | shares		681,980	407,733
Dividend reinvestment plan, shares | shares			1,445,494
Restricted Share Units, shares | shares		6,423	4,507
Shares Repurchased, shares | shares		(14,783,974)	(5,614,672)
Number of shares, ending balance | shares		476,537,262	490,632,833
Beginning balance		$ 4,307	$ 4,310
Stock option exercises		19	9
Dividend reinvestment plan			37
Restricted Share Units		0	0
Shares Repurchased		(129)	(49)
Ending balance		$ 4,197	$ 4,307

[1]	The weighted average Class B Share price for the options exercised for the year ended August 31, 2021 was $33.67 (2020 – $25.60).